Summary of Significant Accounting Policies (Concentration of Credit Risk) (Details) (Customer Concentration Risk [Member])	12 Months Ended
Dec. 31, 2012
Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	3.20%